Financial Instruments - Exposure to credit risk receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 271,015	$ 166,054
Loss allowance	0
Net	271,015
Investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	259,683
Non-investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 11,332